Noncontrolling Interest (Details)	Jun. 10, 2021 shares	Sep. 30, 2021	Dec. 31, 2020
Ay Dee Kay, LLC [Member]
Noncontrolling Interest (Details) [Line Items]
Ownership interest by noncontrolling owners	26.00%
Ownership percentage by parent	74.00%
Wuxi Indie Microelectronics Ltd [Member] | Ay Dee Kay, LLC [Member]
Noncontrolling Interest (Details) [Line Items]
Ownership percentage by parent		50.00%	50.00%
Common Units Except Common Unit Class H [Member] | Common Class V [Member]
Noncontrolling Interest (Details) [Line Items]
Conversion of common units into common stock (in Shares)	33,827,371
Common stock, votes per share	1